SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On July 17, 2023, Mingda Tianjin filed a civil complaint in Heping District People’s Court, Tianjin City, alleging breach of contract against an individual for a receivable of $99,329 (RMB 722,000). On September 8, 2023, the court issued a civil mediation letter. In the letter, the individual agreed to pay $61,908 (RMB450,000) plus expenses of $1,365 (RMB9,919) to Mingda Tianjin, and Mingda Tianjin agreed to waive the remaining balance of $37,420 (RMB 272,000). On September 10, 2023, Mingda Tianjin received the payment of $63,273 (RMB459,919) and the case was closed.

On August 22, 2023, the Company incorporated a wholly-owned subsidiary in the UK under the name of Fernie Castile Culture Limited. Fernie Castle Culture Limited expects to engage in the management of the brand name of “Fernie” and developing “Fernie” brand name related products and services.